Share-based Payments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share-based Payments
25.	Share-based Payments
Details of share-based payments granted by the Controlling to executives and employees, including the CEO, by the resolution of the board of directors for the years ended December 31, 2020 and 2021, are as follows:

2020
(In share)	14th grant
Grant date	June 16, 2020
Grantee	CEOs, internal directors, external directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦ 22,700
Total compensation costs (in Korean won)	￦ 5,243 million
Estimated exercise date (exercise date)	July 14, 2021
Valuation method	Fair value method

(In share)	Employee wage negotiation
Grant date	September 21, 2020
Grantee	All employees
Vesting conditions	Current employees as of September 21, 2020
Fair value per option (in Korean won)	￦ 22,950
Total compensation costs (in Korean won)	￦ 23,317 million
Estimated exercise date (exercise date)	December 22, 2020
Valuation method	Fair value method

2021
(In share)	15th grant
Grant date	June 17, 2021
Grantee	CEOs, internal directors, external directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦ 32,350
Total compensation costs (in Korean won)	￦ 5,005 million
Estimated exercise date (exercise date)	During 2022
Valuation method	Fair value method

(In share)	Employee wage negotiation
Grant date	September 6, 2021
Grantee	All employees
Vesting conditions	Current employees as of September 6, 2021
Fair value per option (in Korean won)	￦ 30,950
Total compensation costs (in Korean won)	￦ 40,083 million
Estimated exercise date (exercise date)	December 10, 2021
Valuation method	Fair value method
Changes in the number of stock options and the weighted-average exercise price as at December 31, 2020 and 2021, are as follows:

( I n share)	2020
	Beginning	Grant	Expired	Exercised 1	Ending	Number of shares exercisable
13th grant	372,023	—	(241,548)	(130,475)	—	—
14th grant	—	398,856	—	—	398,856	—
Employee wage negotiation	—	1,020,105	—	(1,020,105)	—	—

Total	372,023	1,418,961	(241,548)	(1,150,580)	398,856	—

(In share)	2021
	Beginning	Grant	Expired	Exercised 1	Ending	Number of shares exercisable
14th grant	398,856	—	(264,286)	(134,570)	—	—
15th grant	—	284,209	—	—	284,209	—
Employee wage negotiation	—	1,432,332	—	(1,432,332)	—	—

Total	398,856	1,716,541	(264,286)	(1,566,902)	284,209	—

1	The weighted average price of ordinary shares at the time of exercise in 2021 was ￦ 31,122 (2020: ￦ 25,486).